39) Transactions with related parties (Details 5)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Equity Participation [Abstract]
Common shares		0.53%	0.55%
Preferred shares		0.91%	1.04%
Total shares	[1]	0.72%	0.79%

[1]	On December 31, 2020, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.65% of common shares, 0.95% of preferred shares and 1.80% of all shares (on December 31, 2019 - 2.48% of common shares, 1.07% of preferred shares and 1.78% of all shares);